Financial debt (Details Textual) - MXN ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 28, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 25, 2017	Aug. 31, 2012
Disclosure of financial debt [Line Items]
Repayments of non-current borrowings			$ 53,900
Non-current portion of non-current borrowings		$ 1,544,807	1,553,973	$ 950,412
Interest expense on borrowings		$ 185,913	$ 188,597	$ 129,769
Notional amount	$ 5,000,000
Debt securities, number					15,000,000	15,000,000
Debt securities, par value					$ 100	$ 100
Debt securities, term	5 years
Pesos denominated short term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		9.15%	8.06%
Debt instruments issued					$ 1,500,000	$ 1,500,000
Pesos denominated short term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		9.14%	8.06%
Dollar denominated short term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		2.29%	1.57%	1.05%
Dollar denominated short term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		2.26%	1.22%	1.04%
Long term loans [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		8.46%	7.48%	5.63%
Long term loans [Member] | Weighted Average [Member]
Disclosure of financial debt [Line Items]
Borrowings, interest rate		8.42%	7.72%	4.04%
Unused lines of credit facility [Member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings		$ 5,723,011	$ 7,031,813	$ 5,551,263